Note 8 - Convertible Note Payable (Details) (USD $)	0 Months Ended	3 Months Ended
	May 11, 2013	Mar. 31, 2013	Dec. 31, 2012
Details
Long-term Debt, Description		On October 20, 2012, the Company entered into an agreement with a third party non-affiliate to a 20% interest bearing convertible note
Debt Instrument, Interest Rate During Period		20.00%
Debt Instrument, Face Amount		$ 20,000
Debt Instrument, Maturity Date	Jun. 30, 2013	Jan. 20, 2013
Debt Instrument, Convertible, Terms of Conversion Feature		The note is convertible into 100,000 shares of common stock of the Company.
Long-term Debt, Gross		$ 20,102	$ 4,000